Retirement Benefit Schemes - Additional Information (Details) - GBP (£)		12 Months Ended
	Oct. 05, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Description of basis of valuation of assets available for benefits		It is Group policy that all schemes are formally valued at least every three years.
Percentage of principal schemes to total defined benefit schemes		95.00%
Surplus		£ 353,000,000	£ 134,000,000
Description of basis of valuation of defined benefit schemes		For unfunded schemes in the US, UK and Canada, 39% of the liabilities reported at year-end are expected to be settled by the Group within 10 years, 28% between 10 and 20 years, 18% between 20 and 30 years, and 15% thereafter
Employee benefit costs, in respect of settlements, past service costs and defined contribution costs reported as part of restructuring costs		£ 10,000,000	£ 16,000,000
Percentage of scheme liabilities relate to guaranteed benefits		95.00%	95.00%
United States
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)		2.50%	2.50%
Rate of increase in salaries (%)		3.40%	3.40%
Discount rate (%)		2.60%	3.30%
United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)		3.00%	3.00%
Rate of increase in salaries (%)		0.00%	3.00%
Discount rate (%)		1.40%	2.00%
Germany
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)		1.50%	0.40%
Rate of increase in salaries (%)		2.50%	0.60%
Discount rate (%)		0.90%	0.30%
Canada
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)		2.00%	2.00%
Rate of increase in salaries (%)		3.00%	3.00%
Discount rate (%)		2.30%	3.00%
All Other Countries | Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)		9.00%	5.00%
Discount rate (%)		12.00%	11.70%
All Other Countries | Bottom of Range
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)		0.00%	0.00%
Discount rate (%)		0.00%	0.00%
Funded Retirement Benefit
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2020		£ 81,000,000
Funded Retirement Benefit | Funded Defined Benefit Plans
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions		103,000,000
Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Surplus		433,000,000	£ 228,000,000
Pension Schemes | United States
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions		0
Company contributions to pension schemes, 2020		0
Surplus		£ 132,000,000	£ (127,000,000)
Percentage of unfunded benefit schemes		32.00%	32.00%
Pension Schemes | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions		£ 12,000,000	£ 12,000,000	£ 12,000,000
Surplus		381,000,000	£ 319,000,000
Contributions to be paid to meet cost of future benefit accruals		£ 18,000,000
Threshold percentage of fund until which additional annual contribution payable		110.00%
Maximum charge to secure total contributions payable over the Group's Head Office		£ 150,000,000
Payments for contribution	£ 12,000,000
Schedule periods of contributions		from July 2021 until July 2023
Loss recognised through other comprehensive income on revaluation of insurance asset		£ 691,000,000
Percentage of return-seeking assets scheme		25.00%
Percentage of risk-reducing assets scheme		75.00%
Ultimate target to invest in risk reducing asset		100.00%
Percentage of unfunded benefit schemes		54.00%	50.00%
Pension Schemes | United Kingdom | Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Reduction in contribution payment for future service		£ 18,000,000
Pension Schemes | United Kingdom | Bottom of Range
Disclosure Of Defined Benefit Plans [Line Items]
Reduction in contribution payment for future service		9,000,000
Pension Schemes | Germany
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2020		33,000,000
Surplus		(117,000,000)	£ (30,000,000)
Company contributions to pension schemes, 2022		33,000,000
Company contributions to pension schemes. 2023		33,000,000
Company contributions to pension schemes, 2024		33,000,000
Company contributions to pension schemes, 2025		33,000,000
Pension Schemes | Canada, the Netherlands and Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2020		20,000,000
Company contributions to pension schemes, 2022		10,000,000
Company contributions to pension schemes. 2023		10,000,000
Company contributions to pension schemes, 2024		10,000,000
Company contributions to pension schemes, 2025		10,000,000
Pension Schemes | Canada
Disclosure Of Defined Benefit Plans [Line Items]
Surplus		2,000,000	9,000,000
Pension Schemes | Funded Defined Benefit Plans
Disclosure Of Defined Benefit Plans [Line Items]
Surplus		433,000,000	228,000,000
Pension Schemes | Technical Provisions Basis | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Surplus of contributions		139,000,000
Pension Schemes | Solvency Liabilities Basis | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Surplus of contributions		7,000,000
Reynolds American Retirement Plan (“PEP”) | United States
Disclosure Of Defined Benefit Plans [Line Items]
Surplus		113,000,000
Retirement Income Plan for Certain RAI Affiliates (“Affiliates”) | United States
Disclosure Of Defined Benefit Plans [Line Items]
Surplus		119,000,000
Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Surplus		(80,000,000)	£ (94,000,000)
Increase of actuarial assumption		41,000,000
Decrease of actuarial assumption		£ (32,000,000)
Healthcare Schemes | United States
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of unfunded benefit schemes		85.00%	86.00%
General inflation (%)		6.00%	6.50%
Healthcare Schemes | Canada
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)		5.00%	5.00%
Administration Costs
Disclosure Of Defined Benefit Plans [Line Items]
Current service costs		£ 16,000,000	£ 21,000,000